Deferred Charges (Details Textual) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 M V Free Envoy [Member]	Dec. 31, 2011 M V Free Lady [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Dec. 31, 2013 M V Free Knight [Member]	Sep. 07, 2012 Deutsche Bank [Member]	Dec. 31, 2013 Deutsche Bank [Member]	Dec. 31, 2012 Deutsche Bank [Member]	May 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2011 Credit Suisse Loan Facility [Member]
Unamortized Deferred Amendment And Restructuring Fees						$ 939,000
Restructuring Charges							1,480,000		1,823,000
Unamortized Deferred Financing Fees					191,000			191,000		100,000
Unamortized Dry Docking And Special Survey Costs	406,000	406,000	191,000
Debt Instrument Outstanding				$ 30,000,000